Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Balance Sheet Component Balances
The following table presents material balance sheet component balances as of December 31, 2019 and December 31, 2018 (in thousands):

	December 31,
	2019	2018
Prepaid expenses and other current assets
Prepaid expenses	$7,753	$7,183
Deposits	870	904
Other	3,270	3,362
Total prepaid expenses and other current assets	$11,893	$11,449
Capitalized contract costs
Capitalized contract costs	$2,903,389	$2,361,795
Accumulated amortization	(1,688,140)	(1,246,020)
Capitalized contract costs, net	$1,215,249	$1,115,775
Long-term notes receivables and other assets
RIC receivables, gross	$148,325	$143,065
RIC deferred interest	(59,514)	(34,164)
Security deposits	6,715	6,586
Investments	—	3,865
Other	301	467
Total long-term notes receivables and other assets, net	$95,827	$119,819
Accrued payroll and commissions
Accrued payroll	$35,666	$36,753
Accrued commissions	36,976	28,726
Total accrued payroll and commissions	$72,642	$65,479
Accrued expenses and other current liabilities
Accrued interest payable	$31,327	$28,885
Current portion of derivative liability	80,366	67,710
Service warranty accrual	8,680	8,813
Current portion of Term Loan	8,100	8,100
Blackstone monitoring fee, a related party	—	4,793
Accrued taxes	5,462	5,351
Accrued payroll taxes and withholdings	5,361	5,097
Loss contingencies	1,831	3,131
Other	6,362	4,835
Total accrued expenses and other current liabilities	$147,489	$136,715